Loan Advanced - Contractor - Summary of Termination Of Contract (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Trade and other payables	$ 550.6	$ 466.8
BCM Ghana Limited [Member]
Statement [line items]
Profit (loss) from discontinued operations	1.1	13.1
Trade and other payables	39.5	40.3
Mining Fleet [Member] | BCM Ghana Limited [Member]
Statement [line items]
Mining fleet	29.4	31.2
Trade and other payables	29.4	31.2
Premium Payable On Minining Fleet [Member] | BCM Ghana Limited [Member]
Statement [line items]
Profit (loss) from discontinued operations	(0.5)	7.8
Trade and other payables	7.3	7.8
Demobilisation Costs [Member] | BCM Ghana Limited [Member]
Statement [line items]
Profit (loss) from discontinued operations	(0.2)	1.3
Trade and other payables	1.0	1.3
Early Terminations Payment [Member] | BCM Ghana Limited [Member]
Statement [line items]
Profit (loss) from discontinued operations	0.0	4.0
Non Mobile Fleet [Member] | BCM Ghana Limited [Member]
Statement [line items]
Profit (loss) from discontinued operations	1.8	0.0
Trade and other payables	$ 1.8	$ 0.0